Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2012
Accumulated other comprehensive income

20. Accumulated other comprehensive income

The cumulative balances included in accumulated other comprehensive income are:

	As of March 31,
	2011		2012
	(In millions)
Net unrealized gain on available-for-sale securities, net of taxes	Rs.	3	Rs.	—	US$	—
Foreign currency translation adjustment		(139)		(4,098)		(81)
Effective portion of net loss on derivative instrument designated as cash flow hedge		(291)		(23)		—
Funded status on employee benefit plans		111		(238)		(5)

Total	Rs.	(316)	Rs.	(4,359)	US$	(86)